Schedule of Investments (unaudited)	iShares ® MSCI Global Metals & Mining Producers ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 31.9%
Alumina Ltd.	2,818,222	$3,726,677
BHP Group Ltd.	3,316,208	122,043,538
BHP Group PLC	2,385,817	71,943,339
BlueScope Steel Ltd.	574,957	9,429,862
Champion Iron Ltd.(a)	352,715	1,782,074
Deterra Royalties Ltd.	491,469	1,590,917
Fortescue Metals Group Ltd.	1,920,479	33,258,198
Galaxy Resources Ltd.(a)	449,493	1,314,792
IGO Ltd.	780,197	4,565,373
Iluka Resources Ltd.	485,639	2,890,016
Jupiter Mines Ltd.	1,523,639	340,334
Lynas Rare Earths Ltd.(a)	1,036,171	4,407,468
Mineral Resources Ltd.	184,154	6,442,425
Mount Gibson Iron Ltd.	486,222	322,267
Nickel Mines Ltd.	1,169,747	927,055
Orocobre Ltd.(a)	334,059	1,697,993
OZ Minerals Ltd.	384,239	7,483,080
Perenti Global Ltd.	686,774	354,932
Pilbara Minerals Ltd.(a)	2,154,973	2,049,923
Rio Tinto Ltd.	415,874	39,675,238
Rio Tinto PLC	1,269,460	109,171,324
Sandfire Resources Ltd.	196,471	1,073,992
Sims Ltd.	198,220	2,382,662
South32 Ltd.	5,481,366	12,593,339
Western Areas Ltd.	377,865	710,547
		442,177,365
Austria — 0.4%
voestalpine AG	133,600	6,010,020

Belgium — 0.1%
Bekaert SA	41,976	1,995,500

Brazil — 7.6%
Cia. Siderurgica Nacional SA	784,325	6,760,151
Vale SA	4,476,648	98,591,565
		105,351,716
Canada — 4.1%
Altius Minerals Corp.	45,474	668,530
Capstone Mining Corp.(a)	245,443	1,107,292
ERO Copper Corp.(a)	74,624	1,730,859
First Quantum Minerals Ltd.	663,189	16,304,551
Hudbay Minerals Inc.	269,929	2,026,618
Ivanhoe Mines Ltd., Class A(a)	688,278	5,065,015
Labrador Iron Ore Royalty Corp.	73,458	2,762,466
Largo Resources Ltd.(a)	37,312	524,138
Lithium Americas Corp.(a)(b)	94,024	1,452,331
Lundin Mining Corp.	756,336	8,032,607
New Pacific Metals Corp.(a)(b)	97,944	550,507
Solaris Resources Inc.(a)	8,745	91,790
Stelco Holdings Inc.	41,393	1,123,869
Teck Resources Ltd., Class B	535,631	13,017,778
Turquoise Hill Resources Ltd.(a)	114,645	2,034,675
Wallbridge Mining Co. Ltd.(a)(b)	640,134	333,831
		56,826,857
Chile — 0.1%
CAP SA	78,122	1,420,106

China — 2.4%
Aluminum Corp. of China Ltd., Class A(a)	932,800	768,339
Security	Shares	Value

China (continued)
Aluminum Corp. of China Ltd., Class H(a)	4,664,000	$2,746,325
Anhui Honglu Steel Construction Group Co. Ltd.,
Class A	35,500	293,350
Baoshan Iron & Steel Co. Ltd., Class A	1,501,793	1,866,632
China Hongqiao Group Ltd.	2,573,500	4,144,435
China Metal Recycling Holdings Ltd.(a)(c)	132,000	0	(d)
China Molybdenum Co. Ltd., Class A	1,166,000	1,067,463
China Molybdenum Co. Ltd., Class H	3,828,000	2,638,817
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	233,270	806,580
China Oriental Group Co. Ltd.	1,644,000	534,764
China Zhongwang Holdings Ltd.(a)	1,865,600	468,245
Ganfeng Lithium Co. Ltd., Class A	74,700	1,523,612
Ganfeng Lithium Co. Ltd., Class H(e)	151,400	2,278,762
GEM Co. Ltd., Class A	306,617	544,146
Guangdong Hongda Blasting Co. Ltd., Class A	58,300	268,309
Hesteel Co. Ltd., Class A(a)	757,900	295,919
Hunan Valin Steel Co. Ltd., Class A	466,400	500,604
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	3,126,921	807,832
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	291,576	402,487
Jiangsu Shagang Co. Ltd., Class A	174,900	263,159
Jiangxi Copper Co. Ltd., Class A	140,700	582,267
Jiangxi Copper Co. Ltd., Class H	1,296,000	3,070,418
Jinchuan Group International Resources Co. Ltd.	4,081,000	693,156
MMG Ltd.(a)(b)	2,750,000	1,604,491
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	641,300	234,345
Shandong Nanshan Aluminum Co. Ltd., Class A	874,500	553,441
Shanxi Taigang Stainless Steel Co. Ltd., Class A	427,200	444,540
Shenghe Resources Holding Co. Ltd., Class A(a)	58,300	160,548
Shougang Fushan Resources Group Ltd.	2,332,000	618,290
Tiangong International Co. Ltd.	1,166,000	520,951
Tongling Nonferrous Metals Group Co. Ltd., Class A	641,300	291,732
Xiamen Tungsten Co. Ltd., Class A	131,799	419,561
Yintai Gold Co. Ltd., Class A	179,540	296,589
Yunnan Aluminium Co. Ltd., Class A(a)	116,600	255,224
Zhejiang Huayou Cobalt Co. Ltd., Class A	77,400	1,261,975
		33,227,308
Finland — 0.1%
Outokumpu OYJ(a)	357,962	1,995,929

France — 0.3%
APERAM SA	55,100	3,063,990
Eramet SA(a)	11,077	803,972
		3,867,962
Germany — 0.8%
Aurubis AG	35,566	3,389,963
Salzgitter AG(a)	44,891	1,462,799
thyssenkrupp AG(a)	466,400	5,489,965
		10,342,727
India — 2.9%
APL Apollo Tubes Ltd.(a)	58,300	1,043,772
Hindalco Industries Ltd.	1,766,306	9,591,723
Jindal Steel & Power Ltd.(a)	467,677	2,630,895
JSW Steel Ltd.	958,808	9,416,615
National Aluminium Co. Ltd.	1,093,708	1,113,506
Ratnamani Metals & Tubes Ltd.(a)	18,656	508,276
Tata Steel Ltd.	491,510	7,640,380
Tata Steel Ltd., GDR(f)	211,629	3,170,768

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Schedule of Investments (unaudited) (continued)	iShares ® MSCI Global Metals & Mining Producers ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Vedanta Ltd.	1,282,656	$4,844,747
		39,960,682
Indonesia — 0.2%
Merdeka Copper Gold Tbk PT(a)	11,251,900	2,127,911
Timah Tbk PT(a)	2,973,300	332,846
		2,460,757
Japan — 4.5%
Asahi Holdings Inc.	100,000	2,168,786
Daido Steel Co. Ltd.	25,300	1,235,815
Dowa Holdings Co. Ltd.	58,300	2,395,399
Hitachi Metals Ltd.(a)	240,700	4,635,258
JFE Holdings Inc.	580,500	7,667,609
Kobe Steel Ltd.	408,100	2,743,069
Kyoei Steel Ltd.	18,400	236,524
Maruichi Steel Tube Ltd.	60,400	1,515,705
Mitsubishi Materials Corp.	124,000	2,604,602
Mitsui Mining & Smelting Co. Ltd.	61,100	1,789,159
Nippon Light Metal Holdings Co. Ltd.	62,940	1,067,004
Nippon Steel Corp.	966,705	17,989,756
Sumitomo Metal Mining Co. Ltd.	275,900	12,263,419
Toho Titanium Co. Ltd.	62,600	537,731
Tokyo Steel Manufacturing Co. Ltd.	116,600	1,180,521
UACJ Corp.(a)	28,638	604,667
Yamato Kogyo Co. Ltd.	58,300	1,894,362
Yodogawa Steel Works Ltd.	19,600	411,552
		62,940,938
Malaysia — 0.3%
Press Metal Aluminium Holdings Bhd	3,457,900	4,348,393

Mexico — 1.3%
Grupo Mexico SAB de CV, Series B	3,576,300	17,443,395

Netherlands — 2.0%
AMG Advanced Metallurgical Group NV	33,814	1,232,132
ArcelorMittal SA(a)	809,868	26,588,468
		27,820,600
Norway — 0.7%
Norsk Hydro ASA	1,528,248	10,003,644

Peru — 0.5%
Southern Copper Corp.	98,582	6,875,109

Poland — 0.7%
Jastrzebska Spolka Weglowa SA(a)	63,547	631,099
KGHM Polska Miedz SA(a)	159,247	8,748,643
		9,379,742
Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	3,151,966	1,403,354

Russia — 3.0%
Alrosa PJSC	2,987,012	4,780,107
MMC Norilsk Nickel PJSC	72,320	26,004,653
Novolipetsk Steel PJSC	1,559,310	5,566,693
Severstal PAO	237,366	5,453,045
		41,804,498
Saudi Arabia — 0.6%
Saudi Arabian Mining Co.(a)	492,779	7,793,860

South Africa — 3.8%
African Rainbow Minerals Ltd.	129,426	2,497,564
Security	Shares	Value

South Africa (continued)
Anglo American Platinum Ltd.	59,466	$7,840,855
Impala Platinum Holdings Ltd.	896,690	16,297,405
Kumba Iron Ore Ltd.	72,875	3,381,444
Northam Platinum Ltd.(a)	408,990	6,916,495
Royal Bafokeng Platinum Ltd.	164,989	1,219,347
Sibanye Stillwater Ltd.	3,182,192	15,066,762
		53,219,872
South Korea — 2.8%
Dongkuk Steel Mill Co. Ltd.	66,462	1,367,072
Hyundai Steel Co.	99,299	4,745,771
Korea Zinc Co. Ltd.	10,094	4,084,289
Namsun Aluminum Co. Ltd.(a)(b)	73,033	242,651
Poongsan Corp.	23,320	840,886
POSCO	84,546	26,889,544
Sam Kang M&T Co. Ltd.(a)	26,235	453,992
Seah Besteel Corp.	14,575	402,383
SeAH Steel Holdings Corp.	1	64
Young Poong Corp.	583	366,454
		39,393,106
Spain — 0.2%
Acerinox SA	186,560	2,667,271

Sweden — 1.4%
Boliden AB	313,329	12,545,461
Granges AB	121,883	1,617,305
SSAB AB, Class A(a)	274,010	1,427,678
SSAB AB, Class B(a)	655,307	3,166,286
		18,756,730
Switzerland — 3.7%
Glencore PLC	11,311,955	51,458,578

Taiwan — 2.0%
Century Iron & Steel Industrial Co. Ltd.	115,000	457,131
China Metal Products	208,011	248,708
China Steel Corp.	13,191,612	17,562,172
Chun Yuan Steel Industry Co. Ltd.	475,000	364,719
Chung Hung Steel Corp.(a)	1,060,000	2,002,599
Feng Hsin Steel Co. Ltd.	583,000	1,577,895
Hsin Kuang Steel Co. Ltd.	200,000	463,016
TA Chen Stainless Pipe	1,282,099	2,125,414
Tung Ho Steel Enterprise Corp.	804,000	1,396,331
YC INOX Co. Ltd.	370,263	430,263
Yieh Phui Enterprise Co. Ltd.(a)	1,166,644	982,872
		27,611,120
Turkey — 0.3%
Eregli Demir ve Celik Fabrikalari TAS	1,535,622	3,454,102
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	892,573	819,032
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	236,698	439,228
		4,712,362
United Kingdom — 6.1%
Anglo American PLC	1,464,042	64,993,567
Antofagasta PLC	450,097	9,854,032
Central Asia Metals PLC	187,391	723,346
Eurasia Mining PLC(a)	2,035,536	705,940
Evraz PLC	575,454	5,196,406
Ferrexpo PLC	311,529	1,978,793
Hill & Smith Holdings PLC	80,283	1,744,327
		85,196,411

2

Schedule of Investments (unaudited) (continued)	iShares ® MSCI Global Metals & Mining Producers ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 13.8%
Alcoa Corp.(a)	206,772	$8,202,645
Allegheny Technologies Inc.(a)(b)	144,935	3,549,458
Arconic Corp.(a)	112,208	4,058,563
Carpenter Technology Corp.	55,968	2,681,987
Century Aluminum Co.(a)	61,278	833,994
Cleveland-Cliffs Inc.(b)	536,052	10,785,366
Commercial Metals Co.	132,341	4,164,771
Compass Minerals International Inc.	39,311	2,747,839
Coronado Global Resources Inc.(a)(e)	934,339	493,177
Freeport-McMoRan Inc.	1,648,566	70,426,740
Kaiser Aluminum Corp.	18,274	2,364,473
Materion Corp.	23,903	1,884,752
MP Materials Corp.(a)	53,636	1,506,099
Nucor Corp.	339,634	34,826,070
Piedmont Lithium Inc.(a)	22,154	1,437,795
Reliance Steel & Aluminum Co.	71,146	11,957,508
Schnitzer Steel Industries Inc., Class A	31,482	1,715,139
Steel Dynamics Inc.	236,726	14,778,804
SunCoke Energy Inc.	98,527	741,908
United States Steel Corp.	292,279	7,578,795
Warrior Met Coal Inc.	60,130	1,100,379
Worthington Industries Inc.	43,941	2,916,364
		190,752,626
Total Common Stocks — 98.7%
(Cost: $1,147,199,184)		1,369,218,538

Preferred Stocks

Brazil — 1.0%
Bradespar SA, Preference Shares, NVS	252,439	3,449,197
Cia. Ferro Ligas da Bahia-Ferbasa, Preference
Shares, NVS	58,300	443,316
Gerdau SA, Preference Shares, NVS	1,260,264	7,960,529
Security	Shares	Value

Brazil (continued)
Metalurgica Gerdau SA, Preference Shares, NVS	874,500	$2,486,730
		14,339,772
Total Preferred Stocks — 1.0%
(Cost: $9,592,247)		14,339,772

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(g)(h)(i)	11,112,926	11,119,593

Total Short-Term Investments — 0.8%
(Cost: $11,118,503)		11,119,593

Total Investments in Securities — 100.5%
(Cost: $1,167,909,934)		1,394,677,903

Other Assets, Less Liabilities — (0.5)%		(6,799,742)

NetAssets—100.0%		$1,387,878,161

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Rounds to less than $1.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,607,682	$9,513,721	(a)	$—	$(1,290)	$(520)	$11,119,593	11,112,926	$54,735	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	169		—
					$(1,290)	$(520)	$11,119,593		$54,904		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

3

Schedule of Investments (unaudited) (continued)	iShares ® MSCI Global Metals & Mining Producers ETF
May 31, 2021

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	31	06/18/21	$2,109	$49,108
S&P Select Sector Energy E-Mini Index	13	06/18/21	704	23,728
				$72,836

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$385,203,994	$984,014,544	$0	(a)	$1,369,218,538
Preferred Stocks	14,339,772	—	—		14,339,772
Money Market Funds	11,119,593	—	—		11,119,593
	$410,663,359	$984,014,544	$0	(a)	$1,394,677,903
Derivative financial instruments(b)
Assets
Futures Contracts	$72,836	$—	$—		$72,836

(a)	Rounds to less than $1.

(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

GDR          Global Depositary Receipt

NVS           Non-Voting Shares

PJSC         Public Joint Stock Company

4